Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Ultra Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.9%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.9%
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.100%	1,400,000	1,400,000
Total Floating Rate Notes (Cost $1,400,000)			1,400,000

Municipal Bonds 89.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.7%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2023A
08/01/2025	5.000%	1,000,000	1,036,916
Arizona 0.7%
Arizona Water Infrastructure Finance Authority
Prerefunded 10/01/24 Revenue Bonds
Water Quality
Series 2014A
10/01/2028	5.000%	1,020,000	1,043,323
California 4.9%
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	4.510%	1,750,000	1,753,296
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2023 (Mandatory Put 01/31/24)
01/01/2050	3.650%	1,000,000	996,474
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Series 2018B
05/15/2024	5.000%	1,500,000	1,518,149
Los Angeles Department of Water & Power Water System(e)
Refunding Revenue Bonds
Series 2023A
07/01/2024	5.000%	250,000	255,041
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	3,002,457
Total			7,525,417
Colorado 4.6%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,017,104
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.740%	4,500,000	4,473,069
Weld County School District No. RE-4
Unlimited General Obligation Bonds
Series 2023
12/01/2024	5.000%	1,450,000	1,486,767
Total			6,976,940
Connecticut 3.9%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2020 (Mandatory Put 11/15/23)
05/15/2060	0.500%	525,000	514,589
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2022F
11/15/2024	5.000%	2,500,000	2,559,849
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,551,833
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	356,121
Total			5,982,392
District of Columbia 1.1%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	613,725
2	Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,014,763
Total			1,628,488
Florida 2.4%
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	874,356
Duval County Public Schools
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,779,673
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,015,413
Total			3,669,442
Georgia 1.3%
County of DeKalb Water & Sewerage
Refunding Revenue Bonds
Second Resolution
Series 2022
10/01/2024	5.000%	2,000,000	2,045,731
Hawaii 1.7%
Honolulu City & County Board of Water Supply
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2032	4.000%	2,540,000	2,559,581
Illinois 6.5%
City of Joliet Waterworks & Sewerage
Revenue Bonds
Senior Lien
BAN Series 2022
01/01/2024	5.000%	2,000,000	2,008,076
Illinois Finance Authority
Prerefunded 08/01/24 Revenue Bonds
Advocate Health Care
Series 2014
08/01/2031	5.000%	2,580,000	2,623,551
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,800,000	2,776,108
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2020C
05/01/2024	5.500%	500,000	507,666
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,006,892
Total			9,922,293
Indiana 1.3%
Indiana Finance Authority(d)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	2,000,000	1,993,380
Kentucky 5.1%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	2,800,000	2,776,108
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.492%	5,000,000	4,995,793
Total			7,771,901
Maryland 2.3%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,021,684
University System of Maryland
Revenue Bonds
Series 2022A
04/01/2024	5.000%	2,500,000	2,535,011
Total			3,556,695
Michigan 5.0%
Michigan Finance Authority
Prerefunded 06/01/24 Revenue Bonds
MidMichigan Health
Series 2014
06/01/2033	5.000%	2,910,000	2,955,873
University of Michigan
Prerefunded 04/01/24 Revenue Bonds
Series 2014A
04/01/2031	4.500%	3,110,000	3,141,694

Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority(d),(f)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,504,672
Total			7,602,239
Minnesota 0.5%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	800,000	790,989
New Jersey 1.0%
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,023,591
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	514,540
Total			1,538,131
New York 8.3%
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2024	5.000%	3,100,000	3,148,140
New York State Urban Development Corp.
Refunding Revenue Bonds
Series 2020E
03/15/2024	5.000%	2,135,000	2,163,194
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	2,000,000	2,000,413
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.770%	485,000	481,384
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2025	5.000%	2,000,000	2,085,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,016,321
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	1,819,000	1,817,614
Total			12,713,031
North Carolina 0.8%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,175,259
North Dakota 1.6%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	2,500,000	2,390,019
Ohio 1.5%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	525,000	535,185
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	870,663
Unlimited General Obligation Refunding Bonds
Series 2022C
09/01/2024	4.000%	915,000	923,173
Total			2,329,021
Oregon 1.0%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,519,139
Pennsylvania 3.2%
Bethlehem Area School District Authority(c)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.740%	1,780,000	1,733,075
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	417,952

4	Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,627,083
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2024	5.000%	1,000,000	1,016,848
Total			4,794,958
Puerto Rico 0.7%
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Restructured
Series 2021-A1
07/01/2023	5.250%	994,975	995,640
Rhode Island 0.7%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,027,422
South Carolina 3.3%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	4.232%	2,000,000	2,001,540
South Carolina Ports Authority(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,061,035
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,033,926
Total			5,096,501
Texas 20.5%
Austin Independent School District
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015A
08/01/2033	4.000%	2,905,000	2,947,752
Unlimited General Obligation Bonds
Series 2023
08/01/2024	5.000%	1,000,000	1,018,601
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2022
02/01/2024	5.000%	2,500,000	2,525,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado River Municipal Water District
Refunding Revenue Bonds
Series 2017
01/01/2025	5.000%	1,055,000	1,081,583
County of Williamson
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2034	4.000%	2,000,000	2,022,418
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023
02/15/2024	5.000%	2,500,000	2,529,142
Matagorda County Navigation District No. 1(d)
Revenue Bonds
Central Power and Light Co. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2030	0.900%	3,000,000	2,967,266
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,463,551
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2025	5.000%	3,000,000	3,084,223
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2024	5.000%	1,000,000	1,011,039
State of Texas
Unlimited General Obligation Bonds
Texas Transportation Commission - Highway Improvement
Series 2016
04/01/2024	5.000%	4,000,000	4,056,018
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,927,157
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,642,355
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,986,255
Total			31,262,652

Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.7%
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	1,001,036
Virginia 0.8%
Virginia Port Authority Commonwealth Port Fund(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,238,486
Washington 2.5%
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	626,928
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,131,567
State of Washington
Unlimited General Obligation Bonds
Series 2023C
06/01/2025	5.000%	1,985,000	2,054,640
Total			3,813,135
Wisconsin 0.5%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	775,468
Total Municipal Bonds (Cost $136,726,125)			135,775,625

Municipal Short Term 6.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Alabama 1.3%
Chatom Industrial Development Board
Revenue Bonds
Series 2022 (Mandatory Put 08/01/23)
08/01/2037	3.310%	2,000,000	1,986,730
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 3.3%
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	4.090%	2,000,000	1,997,424
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	4.210%	3,000,000	2,998,312
Total			4,995,736
New Jersey 0.6%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2023RRR
03/01/2024	3.900%	1,000,000	1,008,078
New York 1.3%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	3.450%	2,000,000	2,000,683
Texas 0.3%
City of Dallas(e)
Limited General Obligation Refunding Bonds
Series 2023A
02/15/2024	3.380%	425,000	429,760
Total Municipal Short Term (Cost $10,453,393)			10,420,987

Money Market Funds 1.4%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.207%(h)	2,128,828	2,128,828
Total Money Market Funds (Cost $2,128,828)		2,128,828
Total Investments in Securities (Cost $150,708,346)		149,725,440
Other Assets & Liabilities, Net		2,678,246
Net Assets		$152,403,686

6	Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Duration Municipal Bond Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2023.
(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2023.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $1,504,672, which represents 0.99% of total net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2023, the total value of these securities amounted to $995,640, which represents 0.65% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2023.
Abbreviation Legend
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Ultra Short Duration Municipal Bond Fund | Third Quarter Report 2023	7

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3QT320_08_N01_(07/23)